Share-based plans - Long-term incentive plan 2016 (Details) - LTIP 2016	12 Months Ended
	Dec. 31, 2017 EUR (€) item	Dec. 31, 2017 EUR (€) Options item	Dec. 31, 2017 EUR (€) EquityInstruments item	Dec. 31, 2017 EUR (€) item	Dec. 31, 2017 EUR (€) item	Dec. 31, 2016 EUR (€) Options	Dec. 31, 2016 EUR (€) EquityInstruments	Dec. 31, 2016 EUR (€)
Share-based payment transaction
Period over which value per share is determined	30 days
Performance period	3 years
Growth that leads to achievement level of 200%				16.00%
Number of performance targets | item	3	3	3	3	3
Weight of each performance targets (as a percent)	33.00%	33.00%	33.00%	33.00%	33.00%
Vesting period	4 years
Awarded (in shares) | EquityInstruments			614,985				642,349
Weighted average fair value	€ 83.40	€ 83.40	€ 83.40	€ 83.40	€ 83.40	€ 76.19	€ 76.19	€ 76.19
Total fair value					€ 51,290,000			€ 48,941,000
Management Board
Share-based payment transaction
Awarded (in shares)		73,746	73,746			79,888	79,888
Revenue growth
Share-based payment transaction
Target achievement level when target is reached (as a percent)				100.00%
Performance target (as a percent)	7.00%	7.00%	7.00%	7.00%	7.00%
Growth that leads to achievement level of 0%.	0.00%	0.00%	0.00%	0.00%	0.00%
Growth in net income attributable to shareholders
Share-based payment transaction
Target achievement level when target is reached (as a percent)				100.00%
Performance target (as a percent)	7.00%	7.00%	7.00%	7.00%	7.00%
Growth that leads to achievement level of 0%.	0.00%	0.00%	0.00%	0.00%	0.00%
Growth that leads to achievement level of 200%				14.00%
ROIC improvement
Share-based payment transaction
Target achievement level when target is reached (as a percent)				100.00%
Performance target (as a percent)						7.30%	7.30%	7.30%
Increase in performance target per year (as a percent)						0.20%	0.20%	0.20%
Percentage below target that will lead to 0% achievement level	0.20%	0.20%	0.20%	0.20%	0.20%
Percentage above target that will lead to 200% achievement level	0.20%	0.20%	0.20%	0.20%	0.20%
Performance target achieved period that deemed the following year to be achieved	2 years
Minimum
Share-based payment transaction
Achievement level (as a percent)	0.00%	0.00%	0.00%	0.00%	0.00%
Minimum | Revenue growth
Share-based payment transaction
Achievement level (as a percent)	0.00%	0.00%	0.00%	0.00%	0.00%
Minimum | Growth in net income attributable to shareholders
Share-based payment transaction
Achievement level (as a percent)	0.00%	0.00%	0.00%	0.00%	0.00%
Minimum | ROIC improvement
Share-based payment transaction
Achievement level (as a percent)	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum
Share-based payment transaction
Achievement level (as a percent)	200.00%	200.00%	200.00%	200.00%	200.00%
Maximum | Revenue growth
Share-based payment transaction
Achievement level (as a percent)	200.00%	200.00%	200.00%	200.00%	200.00%
Maximum | Growth in net income attributable to shareholders
Share-based payment transaction
Achievement level (as a percent)	200.00%	200.00%	200.00%	200.00%	200.00%
Maximum | ROIC improvement
Share-based payment transaction
Achievement level (as a percent)	200.00%	200.00%	200.00%	200.00%	200.00%